DoubleLine Selective Credit Fund
Schedule of Investments
December 31, 2020 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 0.2%
1,493,217	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	1,514,004

Total Asset Backed Obligations (Cost $1,491,504)					1,514,004

Collateralized Loan Obligations - 0.2%
1,000,000	Babson Ltd., Series 2015-2A-ER (3 Month LIBOR USD + 6.45%)	6.67%	^	10/20/2030	956,297
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR (3 Month LIBOR USD + 7.15%)	7.39%	^	07/15/2029	985,966
500,000	Voya Ltd., Series 2016-4A-E2 (3 Month LIBOR USD + 6.65%)	6.87%	^	07/20/2029	491,221

Total Collateralized Loan Obligations (Cost $2,480,000)					2,433,484

Non-Agency Commercial Mortgage Backed Obligations - 0.5%
381,000	20 Times Square Trust, Series 2018-20TS-G	3.10%	#^	05/15/2035	345,694
214,000	BB-UBS Trust, Series 2012-TFT-TE	3.56%	#^Þ	06/05/2030	187,560
755,000	BX Commercial Mortgage Trust, Series 2018-BIOA-E (1 Month LIBOR USD + 1.95%, 1.98% Floor)	2.11%	^	03/15/2037	758,003
224,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.42%	#^	02/10/2048	200,525
155,000	Citigroup Commercial Mortgage Trust, Series 2016-GC36-D	2.85%	^	02/10/2049	111,531
194,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.71%	#	08/10/2047	206,225
65,445	FREMF Mortgage Trust, Series 2016-KF22-B (1 Month LIBOR USD + 5.05%, 5.05% Floor)	5.20%	^	07/25/2023	66,554
89,903	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	79,564
208,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.01%	#^	10/05/2031	190,167
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFL (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.75%	^	07/05/2033	329,552
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-EFX	5.54%	^	07/05/2033	343,963
350,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT-FFX	5.54%	#^	07/05/2033	337,193
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.52%	#	10/15/2047	258,595
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	367,400
556,000	Morgan Stanley Capital Trust, Series 2017-CLS-F (1 Month LIBOR USD + 2.60%, 2.60% Floor)	2.76%	^	11/15/2034	557,062
409,901	Tharaldson Hotel Portfolio Trust, Series 2018-THL-E (1 Month LIBOR USD + 3.18%, 3.10% Floor)	3.33%	^	11/11/2034	380,395

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $4,796,998)					4,719,983

Non-Agency Residential Collateralized Mortgage Obligations - 94.9%
2,938,572	Alternative Loan Trust, Series 2005-4-1A3	5.75%		04/25/2035	2,564,550
4,788,542	Alternative Loan Trust, Series 2005-55CB-2A1	5.50%		11/25/2035	4,023,769
4,058,533	Alternative Loan Trust, Series 2005-79CB-A1 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 5.50% Cap)	0.70%		01/25/2036	2,516,434
4,058,533	Alternative Loan Trust, Series 2005-79CB-A2 (-1 x 1 Month LIBOR USD + 4.95%, 4.95% Cap)	4.80%	I/FI/O	01/25/2036	719,788
7,540,187	Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	4,998,488
6,003,342	Alternative Loan Trust, Series 2007-OA8-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor)	0.33%		06/25/2047	4,990,153
1,750,000	AMSR Trust, Series 2020-SFR2-C	2.53%	^	07/17/2037	1,799,868
6,000,000	AMSR Trust, Series 2020-SFR4-E2	2.46%	^	11/17/2037	6,037,786
7,750,000	AMSR Trust, Series 2020-SFR4-F	2.86%	^	11/17/2037	7,805,953
8,272,636	Angel Oak Mortgage Trust LLC, Series 2019-4-A3	3.30%	#^	07/26/2049	8,220,569
7,539,000	Arroyo Mortgage Trust, Series 2019-3-M1	4.20%	#^	10/25/2048	7,905,353
6,207,594	Asset Backed Securities CorporationHome Equity Loan Trust, Series 2003-HE1-M3 (1 Month LIBOR USD + 5.25%, 5.25% Floor)	5.41%		01/15/2033	6,240,346
2,341,365	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	2,311,523
1,365,755	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%	ß	01/25/2037	1,408,700
4,435,845	Banc of America Funding Corporation, Series 2014-R8-A2 (1 Month LIBOR USD + 0.24%, 0.24% Floor)	0.39%	^	06/26/2036	4,170,664
2,066,266	Banc of America Mortgage Securities Trust, Series 2006-3-1A10	6.00%		10/25/2036	2,078,401
14,861,556	BCAP LLC Trust, Series 2012-RR4-6A2	3.03%	#^	11/26/2035	9,028,811
6,843,919	BCAP LLC Trust, Series 2013-RR2-6A2	3.77%	#^	06/26/2037	6,081,468
3,533,862	Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-2-2A1	3.45%	#	07/25/2036	3,368,683
3,749,989	Bear Stearns Asset Backed Securities Trust, Series 2005-10-23A1	3.02%	#	01/25/2036	3,585,673
2,367,136	Bear Stearns Asset Backed Securities Trust, Series 2006-4-31A1	3.18%	#	07/25/2036	1,861,495
2,928,801	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	ß	12/25/2036	2,885,346
10,283,613	Bear Stearns Asset Backed Securities Trust, Series 2006-AQ1-12A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		10/25/2036	12,701,358
1,342,681	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1 (1 Month LIBOR USD + 0.46%, 0.46% Floor)	0.61%		04/25/2036	1,914,482
9,489,121	Carrington Mortgage Loan Trust, Series 2007-RFC1-A3 (1 Month LIBOR USD + 0.14%, 0.14% Floor, 14.50% Cap)	0.29%		12/25/2036	9,047,914
2,191,865	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	1,594,155
4,373,762	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	2,948,779
385,208	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	271,061
2,399,509	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17 (-1 x 1 Month LIBOR USD + 5.65%, 5.65% Cap)	5.50%	I/FI/O	09/25/2036	536,896
2,399,509	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.25% Cap)	0.75%		09/25/2036	880,052
7,417,972	CHL Mortgage Pass-Through Trust, Series 2007-21-1A1	6.25%		02/25/2038	5,831,747
5,049,799	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.03%	#	03/25/2037	4,678,854
3,998,055	CIM Trust, Series 2016-1RR-B2	6.00%	#^Þ	07/26/2055	3,710,890
3,000,000	CIM Trust, Series 2016-2RR-B2	5.99%	#^Þ	02/25/2056	2,777,761
3,000,000	CIM Trust, Series 2016-3RR-B2	5.98%	#^Þ	02/27/2056	2,781,593
1,650,280	Citi Mortgage Alternative Loan Trust, Series 2006-A1-1A6	6.00%		04/25/2036	1,684,370
1,167,448	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	1,202,467
595,549	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.35%	#	08/25/2047	554,322
8,380,000	Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4-M3B (1 Month LIBOR USD + 1.00%, 1.00% Floor)	1.15%		07/25/2037	8,113,895
1,602,703	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.50%	#^	04/25/2036	1,248,733
12,604,472	Citigroup Mortgage Loan Trust, Series 2019-A-PT1	3.92%	^	10/25/2058	12,642,260
20,132,643	Citigroup Mortgage Loan Trust, Series 2019-E-A1	3.23%	^§	11/25/2070	20,260,364
14,170,393	Citigroup Mortgage Loan Trust, Series 2020-RP1-A1	1.50%	#^	08/25/2064	14,372,165
1,040,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M1	2.00%	#^	08/25/2064	1,010,674
874,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M2	2.50%	#^	08/25/2064	857,043
738,000	Citigroup Mortgage Loan Trust, Series 2020-RP1-M3	2.75%	#^	08/25/2064	691,400
1,951,016	Citigroup Mortgage Loan Trust, Series 2020-RP1-PT5	19.91%	^	08/25/2064	1,891,786
6,177,962	CitiMortgage Alternative Loan Trust, Series 2006-A2-A5 (1 Month LIBOR USD + 0.60%, 0.60% Floor, 6.00% Cap)	0.75%		05/25/2036	5,231,981
6,803,419	CitiMortgage Alternative Loan Trust, Series 2006-A2-A6 (-1 x 1 Month LIBOR USD + 5.40%, 5.40% Cap)	5.25%	I/FI/O	05/25/2036	1,115,533
10,059,990	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3 (1 Month LIBOR USD + 0.50%, 0.50% Floor, 6.10% Cap)	0.65%		05/25/2037	8,102,270
10,059,990	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4 (-1 x 1 Month LIBOR USD + 5.60%, 5.60% Cap)	5.45%	I/FI/O	05/25/2037	1,686,392
2,955,667	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	2,947,652
2,014,243	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	2,008,872
2,992,797	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	2,952,861
597,244	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	621,785
1,102,699	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	954,310
1,572,303	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	1,479,631
3,358,406	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	3,142,348
244,868	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	253,003
1,452,906	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	1,132,773
3,243,585	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	2,592,739
1,238,184	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	965,678
3,677,549	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	2,704,519
2,137,585	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	1,592,523
1,189,111	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	852,890
1,406,480	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	1,150,717
3,873,161	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	3,168,842
1,108,136	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	840,991
972,551	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	749,666
38,845	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	39,839
22,019,685	Countrywide Asset Backed Certificates, Series 2006-25-1A (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.29%		06/25/2047	20,249,758
113,950	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	84,162
672,617	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	451,258
1,573,300	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	1,212,762
2,100,648	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	1,569,154
7,693,348	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	6,541,324
558,334	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	395,938
399,338	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	270,747
1,513,833	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	1,497,860
860,473	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	418,814
895,961	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	708,828
783,239	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	665,975
3,399,491	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/26/2035	2,787,315
1,347,332	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^	02/27/2037	1,375,665
4,447,878	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	3,565,993
9,944,033	CSMC Trust, Series 2019-JR1-A1	4.10%	#^	09/27/2066	10,102,008
3,800,000	CSMC Trust, Series 2020-AFC1-M1	2.84%	#^	02/25/2050	3,779,800
17,233,885	CSMC Trust, Series 2020-RPL1-PT1	3.44%	^	10/25/2069	17,371,205
2,381,859	CWALT, Inc., Series 2004-27CB-A6	5.50%		12/25/2034	2,391,553
1,447,244	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	3.17%	#^	09/26/2036	1,397,724
861,966	Deutsche Securities, Inc., Series 2005-6-2A1	5.50%		12/25/2035	851,605
316,599	Deutsche Securities, Inc., Series 2006-AB4-A1A	6.01%	#	10/25/2036	305,780
820,866	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8-1A3	5.50%		11/25/2035	622,222
2,208,813	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA3-A8	6.00%		06/25/2037	1,396,593
2,445,668	First Horizon Alternative Mortgage Securities Trust, Series 2007-FA4-1A4	6.25%		08/25/2037	1,662,690
164,893	First Horizon Mortgage Pass-Through Trust, Series 2006-1-1A2	6.00%		05/25/2036	118,126
1,255,324	First Horizon Mortgage Pass-Through Trust, Series 2007-3-A4	6.00%		06/25/2037	797,224
3,000,000	FirstKey Homes Trust, Series 2020-SFR1-F1	3.64%	^	09/17/2025	3,102,479
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-D	1.97%	^	10/19/2037	9,399,048
9,500,000	FirstKey Homes Trust, Series 2020-SFR2-E	2.67%	^	10/19/2037	9,512,806
10,000,000	FMC GMSR Issuer Trust, Series 2019-GT1-A	5.07%	#^	05/25/2024	10,137,042
2,150,000	FWD, Series 2019-INV1-M1	3.48%	#^	06/25/2049	2,127,502
6,018,839	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1 (12 Month US Treasury Average + 1.40%, 1.40% Floor)	2.01%		10/25/2045	5,018,648
9,749,711	GSAMP Trust, Series 2007-NC1-A1 (1 Month LIBOR USD + 0.13%, 0.13% Floor)	0.28%		12/25/2046	6,256,203
388,032	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	275,828
2,108,052	GSR Mortgage Loan Trust, Series 2006-9F-5A2 (-1 x 1 Month LIBOR USD + 6.55%, 6.55% Cap)	6.40%	I/FI/O	10/25/2036	585,486
2,108,052	GSR Mortgage Loan Trust, Series 2006-9F-5A3 (1 Month LIBOR USD + 0.45%, 0.45% Floor, 7.00% Cap)	0.60%		10/25/2036	879,206
1,158,088	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	996,967
2,632,664	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	2,118,718
8,337,116	HarborView Mortgage Loan Trust, Series 2006-BU1-1A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	0.57%		02/19/2046	7,659,533
5,188,352	HarborView Mortgage Loan Trust, Series 2007-7-1A1 (1 Month LIBOR USD + 1.00%, 10.50% Cap)	1.15%		10/25/2037	4,771,865
2,758,706	HMIR, Series 2019-1-M1 (1 Month LIBOR USD + 1.65%)	1.80%	^	05/25/2029	2,738,178
3,906,614	Home Partners of America Trust, Series 2019-2-C	3.02%	^	10/19/2039	4,080,799
4,157,013	Home Partners of America Trust, Series 2019-2-D	3.12%	^	10/19/2039	4,337,040
7,824,965	Home Partners of America Trust, Series 2019-2-E	3.32%	^	10/19/2039	8,092,735
2,237,495	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	1,617,819
4,837,295	IndyMac Mortgage Loan Trust, Series 2007-AR1-3A1	3.61%	#	06/25/2037	4,067,249
4,462,167	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	ß	12/25/2036	4,414,844
3,070,531	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00%	^	11/25/2036	2,482,282
437,898	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	347,636
2,028,181	JP Morgan Mortgage Trust, Series 2006-A5-3A2	3.22%	#	08/25/2036	1,827,564
2,366,040	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	1,519,250
1,229,750	Lavender Trust, Series 2010-R11A-A4	7.37%	#^	10/26/2036	844,796
3,358,000	Legacy Mortgage Asset Trust, Series 2019-GS2-A2	4.25%	^§	01/25/2059	3,357,013
4,000,000	Legacy Mortgage Asset Trust, Series 2019-GS3-A2	4.25%	^§	04/25/2059	3,968,013
5,000,000	Legacy Mortgage Asset Trust, Series 2019-GS4-A2	4.25%	^§	05/25/2059	5,002,733
12,500,000	Legacy Mortgage Asset Trust, Series 2019-GS6-A2	4.45%	^§	06/25/2059	12,497,664
11,200,000	Legacy Mortgage Asset Trust, Series 2019-GS7-A2	4.50%	^§	11/25/2059	11,202,430
16,925,647	Legacy Mortgage Asset Trust, Series 2019-RPL3-PT1	0.00%	^	06/25/2058	16,884,772
13,401,960	Legacy Mortgage Asset Trust, Series 2019-SL3-A	3.47%	^§	11/25/2061	13,489,298
1,849,964	Lehman Mortgage Trust, Series 2007-1-2A2 (1 Month LIBOR USD + 0.20%, 0.20% Floor)	0.35%	^	06/25/2037	1,438,678
7,215,291	Lehman Mortgage Trust, Series 2007-1-2A3 (1 Month LIBOR USD + 0.23%, 0.23% Floor)	0.38%	^	06/25/2037	5,632,301
2,487,537	Lehman XS Trust, Series 2006-17-1A4A (1 Month LIBOR USD + 0.34%, 0.34% Floor)	0.49%		08/25/2046	2,333,074
26,363,307	Lehman XS Trust, Series 2007-14H-A3 (1 Month LIBOR USD + 1.10%, 1.10% Floor)	1.25%		07/25/2047	20,429,111
5,800,000	LHOME Mortgage Trust, Series 2019-RTL3-A1	3.87%	^	07/25/2024	5,875,264
7,492,334	Long Beach Mortgage Loan Trust, Series 2006-2-2A4 (1 Month LIBOR USD + 0.58%, 0.58% Floor)	0.73%		03/25/2046	3,662,931
1,269,777	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%	Δ	09/25/2034	1,317,597
19,284,475	Mastr Asset Backed Securities Trust, Series 2006-WMC3-A1 (1 Month LIBOR USD + 0.14%, 0.14% Floor)	0.28%		08/25/2036	10,469,341
1,644,409	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	1,009,175
1,225,302	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	788,849
5,740,619	Morgan Stanley Mortgage Loan Trust, Series 2005-10-4A1	5.50%		12/25/2035	4,790,080
924,711	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	634,034
20,363,777	Morgan Stanley Resecuritization Trust, Series 2014-R7-B1	3.80%	#^	01/26/2051	21,052,779
6,251,305	New Century Home Equity Loan Trust, Series 2006-1-A2B (1 Month LIBOR USD + 0.18%, 0.18% Floor, 12.50% Cap)	0.33%		05/25/2036	5,926,961
5,232,087	New Residential Mortgage Loan Trust, Series 2018-FNT1-B	3.91%	^	05/25/2023	5,238,786
2,300,000	New Residential Mortgage Loan Trust, Series 2019-NQM4-B1	3.74%	#^	09/25/2059	2,319,941
14,340,093	New Residential Mortgage Loan Trust, Series 2020-NPL1-A1	4.34%	^§	07/25/2060	14,538,157
14,360,224	New Residential Mortgage Loan Trust, Series 2020-NPL2-A1	3.23%	^§	08/25/2060	14,486,208
3,554,289	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	1,547,531
1,123,524	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	ß	03/25/2047	1,112,231
12,000,000	Oaktown Ltd., Series 2018-1A-M2 (1 Month LIBOR USD + 2.85%)	3.00%	^	07/25/2028	11,945,118
8,561,418	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C (1 Month LIBOR USD + 0.27%, 0.27% Floor)	0.42%		07/25/2036	4,424,174
13,408,867	PMT Credit Risk Transfer Trust, Series 2019-2R-A (1 Month LIBOR USD + 2.75%, 2.75% Floor)	2.90%	^	05/27/2023	12,959,840
8,807,490	PMT Credit Risk Transfer Trust, Series 2019-3R-A (1 Month LIBOR USD + 2.70%, 2.70% Floor)	2.85%	^	10/27/2022	8,726,510
11,000,000	PNMAC GMSR Trust, Series 2018-FT1-A (1 Month LIBOR USD + 2.35%)	2.50%	^	04/25/2023	10,659,470
4,427,859	Popular ABS Mortgage Pass-Through Trust, Series 2005-6-A4	3.53%	ß	01/25/2036	4,453,773
528,166	PR Mortgage Loan Trust, Series 2014-1-APT	5.91%	#^	10/25/2049	522,590
9,725,243	Pretium Mortgage Credit Partners LLC, Series 2019-CFL1-A1	3.72%	^§	01/25/2059	9,818,048
12,934,620	Pretium Mortgage Credit Partners LLC, Series 2020-CFL1-A2	4.21%	^§	02/27/2060	12,814,871
5,548,447	Pretium Mortgage Credit Partners LLC, Series 2020-NPL1-A1	2.86%	^§	05/27/2059	5,578,646
22,600,000	Pretium Mortgage Credit Partners LLC, Series 2020-NPL1-A2	3.97%	^§	05/27/2059	22,238,106
8,535,358	PRPM LLC, Series 2020-1A-A1	2.98%	^§	02/25/2025	8,567,243
8,000,000	PRPM LLC, Series 2020-1A-A2	3.97%	^§	02/25/2025	7,948,244
3,146,242	PRPM LLC, Series 2020-4-A1	2.95%	^§	10/25/2025	3,162,989
3,484,856	RALI Trust, Series 2006-QS3-1A14	6.00%		03/25/2036	3,519,232
794,289	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	788,271
9,257,293	Renaissance Home Equity Loan Trust, Series 2006-3-AF4	5.81%	ß	11/25/2036	5,181,336
2,150,795	Residential Accredit Loans, Inc., Series 2005-QS12-A3	5.50%		08/25/2035	2,142,920
1,462,475	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	1,397,089
508,735	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	361,755
2,679,626	Residential Accredit Loans, Inc., Series 2006-QS12-2A12 (1 Month LIBOR USD + 0.20%, 0.20% Floor, 7.50% Cap)	0.35%		09/25/2036	2,074,737
2,679,626	Residential Accredit Loans, Inc., Series 2006-QS12-2A13	7.11%	±I/FI/O	09/25/2036	626,463
3,312,954	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	3,278,043
1,137,247	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	1,087,789
887,161	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	832,565
7,050,244	Residential Accredit Loans, Inc., Series 2007-QS1-1A2 (-1 x 1 Month LIBOR USD + 5.45%, 5.45% Cap)	5.30%	I/FI/O	01/25/2037	1,335,627
7,050,244	Residential Accredit Loans, Inc., Series 2007-QS1-1A5 (1 Month LIBOR USD + 0.55%, 0.55% Floor, 6.00% Cap)	0.70%		01/25/2037	5,088,966
561,207	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	534,463
4,419,562	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	2,596,963
1,243,980	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,046,448
504,762	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.76%	#	08/25/2036	468,234
13,343,707	Securitized Asset Backed Receivables LLC Trust, Series 2006-NC1-A3 (1 Month LIBOR USD + 0.54%, 0.54% Floor)	0.69%		03/25/2036	12,641,792
8,000,000	Soundview Home Loan Trust, Series 2005-OPT4-M1 (1 Month LIBOR USD + 0.69%, 0.69% Floor)	0.84%		12/25/2035	7,337,993
5,212,840	Stanwich Mortgage Loan Company, Series 2019-RPL1-A	3.72%	^§	02/15/2049	5,318,508
6,206,202	Starwood Mortgage Residential Trust, Series 2020-3-A1	1.49%	#^	04/25/2065	6,256,447
3,747,393	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-17-5A1	2.92%	#	08/25/2035	2,945,521
2,634,909	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.23%	#	12/25/2035	2,524,610
1,370,082	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	2.91%	#	10/25/2037	1,225,166
4,256,181	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1 (1 Month LIBOR USD + 0.18%, 0.18% Floor, 10.50% Cap)	0.33%		07/25/2046	3,670,023
4,473,171	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	0.34%		07/25/2046	3,439,074
8,842,854	Structured Asset Mortgage Investments Trust, Series 2006-AR7-A1A (1 Month LIBOR USD + 0.21%, 0.21% Floor, 10.50% Cap)	0.36%		08/25/2036	8,571,125
8,431,523	Structured Asset Mortgage Investments Trust, Series 2007-AR3-2A1 (1 Month LIBOR USD + 0.19%, 0.19% Floor, 10.50% Cap)	0.34%		09/25/2047	7,988,926
17,612,752	Structured Asset Securities Corporation, Series 2007-RF1-1A (1 Month LIBOR USD + 0.19%, 0.19% Floor)	0.34%	^	03/25/2037	14,037,057
294,421	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	2.32%	#	09/25/2037	301,984
1,800,000	Toorak Mortgage Corporation Ltd., Series 2019-2-A2	4.21%	^§	09/25/2022	1,790,786
4,300,000	TVC Mortgage Trust, Series 2020-RTL1-A2	3.97%	^§	09/25/2024	4,223,384
2,321,415	Velocity Commercial Capital Loan Trust, Series 2019-1-M6	6.79%	#^	03/25/2049	2,334,297
647,795	Velocity Commercial Capital Loan Trust, Series 2019-2-M5	4.93%	#^	07/25/2049	642,741
4,341,497	Velocity Commercial Capital Loan Trust, Series 2019-2-M6	6.30%	#^	07/25/2049	4,294,771
2,088,118	Velocity Commercial Capital Loan Trust, Series 2020-1-M6	5.69%	#^	02/25/2050	1,993,676
1,591,744	Verus Securitization Trust, Series 2018-INV1-A2	3.85%	#^	03/25/2058	1,604,002
2,487,101	Verus Securitization Trust, Series 2018-INV1-A3	4.05%	#^	03/25/2058	2,506,099
2,200,000	Verus Securitization Trust, Series 2020-1-B1	3.62%	#^	01/25/2060	2,204,658
13,522,732	Verus Securitization Trust, Series 2020-4-A1	1.50%	^§	05/25/2065	13,641,767
3,274,287	Verus Securitization Trust, Series 2020-NPL1-A1	3.60%	^	08/25/2050	3,303,511
6,354,785	VOLT LLC, Series 2019-NPL9-A1A	3.33%	^§	11/26/2049	6,382,517
9,093,019	VOLT LLC, Series 2020-NPL3-A1A	2.98%	^§	02/25/2050	9,118,959
5,000,000	VOLT LLC, Series 2020-NPL4-A2	4.09%	^§	03/25/2050	4,931,896
1,402,906	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	1,410,638
3,414,016	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	2,985,006
9,150,032	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-AR11-1A (12 Month US Treasury Average + 0.96%, 0.96% Floor)	1.57%		09/25/2046	8,378,077
2,476,673	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	2,232,508
174,731	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	181,746
739,332	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	736,766
828,740	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	4.02%	#	04/25/2036	796,899
4,719,412	Wells Fargo Mortgage Backed Securities Trust, Series 2007-7-A1	6.00%		06/25/2037	4,775,993

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $983,982,742)					940,814,661

Short Term Investments - 4.4%
14,615,674	First American Government Obligations Fund - Class U	0.04%	◆		14,615,674
14,615,673	JP Morgan U.S. Government Money Market Fund - Institutional Share Class	0.03%	◆		14,615,673
14,615,673	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.03%	◆		14,615,673

Total Short Term Investments (Cost $43,847,020)					43,847,020

Total Investments - 100.2% (Cost $1,036,598,264)					993,329,152
Liabilities in Excess of Other Assets - (0.2)%					(2,216,094)

NET ASSETS - 100.0%					$991,113,058

#

Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of December 31, 2020.

^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.

Þ	Value determined using significant unobservable inputs.

I/O	Interest only security

ß

The interest rate may step up conditioned upon the aggregate remaining principal balance of the underlying mortgage loans being reduced below a targeted percentage of the aggregate original principal balance of the mortgage loans. The interest rate shown is the rate in effect as of December 31, 2020.

§

The interest rate will step up if the issuer does not redeem the bond on or before a scheduled redemption date in accordance with the terms of the instrument. The interest rate shown is the rate in effect as of December 31, 2020.

±

Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of December 31, 2020.

I/F

Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates. Reference interest rates are typically based on a negative multiplier or slope. Interest rate may also be subject to a cap or floor.

Δ

This mortgage-backed bond accrues interest which is added to the outstanding principal balance. The interest payment will be deferred until all other tranches in the structure are paid off. The rate disclosed is as of December 31, 2020.

◆	Seven-day yield as of December 31, 2020

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	94.9%
Short Term Investments	4.4%
Non-Agency Commercial Mortgage Backed Obligations	0.5%
Collateralized Loan Obligations	0.2%
Asset Backed Obligations	0.2%
Other Assets and Liabilities	(0.2)%

100.0%

Notes to Schedule of Investments

December 31, 2020 (Unaudited)

1.  Organization

The Fund is a separate investment series of DoubleLine Funds Trust (the “Trust”). The Fund commenced operations on August 4, 2014 and was originally classified as a non-diversified fund. The Fund is currently operating as a diversified fund. Currently under the Investment Company Act of 1940, as amended (the “1940 Act”), a diversified fund generally may not, with respect to 75% of its total assets, invest more than 5% of its total assets in the securities of any one issuer or own more than 10% of the outstanding voting securities of such issuer (except, in each case, U.S. Government securities, cash, cash items and the securities of other investment companies). The remaining 25% of a fund’s total assets is not subject to this limitation. Shares of the Fund may currently be purchased in transactions by the Adviser or its affiliates acting in their capacity as investment adviser (or in a similar capacity) for clients, including separately managed private accounts, investment companies registered under the 1940 Act, and other funds, each of which must be an “accredited investor” as defined in Regulation D under the Securities Act. The Fund also may permit purchases of shares by (i) qualified employees, officers and Trustees of the Fund and their qualified family members; (ii) qualified employees and officers of the Adviser or DoubleLine Group LP and their qualified family members; (iii) qualified affiliates of the Adviser or DoubleLine Group LP; and (iv) other qualified accounts. The Fund’s investment objective is to seek long-term total return.

2.  Significant Accounting Policies

The Fund is an investment company that applies the accounting and reporting guidance issued in Topic 946, “Financial Services—Investment Companies”, by the Financial Accounting Standards Board (“FASB”). The following is a summary of the significant accounting policies of the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“US GAAP”).

A. Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

•	Level 1—Unadjusted quoted market prices in active markets for identical securities
•	Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data
•	Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3. Assets and liabilities may be transferred between levels.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued by the Adviser in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The Adviser’s valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The Adviser’s valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations or third party vendor prices are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of December 31:

Category
Investments in Securities
Level 1
Money Market Funds	$43,847,020

Total Level 1	43,847,020
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	931,544,417
Non-Agency Commercial Mortgage Backed Obligations	4,532,423
Collateralized Loan Obligations	2,433,484
Asset Backed Obligations	1,514,004

Total Level 2	940,024,328
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	9,270,244
Non-Agency Commercial Mortgage Backed Obligations	187,560

Total Level 3	9,457,804

Total	$993,329,152

See the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Fair Value as of 3/31/2020	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Fair Value as of 12/31/2020	Net Change in Unrealized Appreciation (Depreciation) on securities held at 12/31/2020[3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$10,708,624	$10,101	$(5,065)	$120,300	$-	$(188,051)	$-	$(1,375,665)	$9,270,244	$(40,393)
Non-Agency Commercial Mortgage Backed Obligations	84,932	(170,159)	129,349	-	-	(44,122)	187,560	-	187,560	-

Total	$10,793,556	$(160,058)	$124,284	$120,300	$-	$(232,173)	$187,560	$(1,375,665)	$9,457,804	$(40,393)

1 Purchases include all purchases of securities, payups and corporate actions.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between Net Change in Unrealized Appreciation (Depreciation) and Net Change in Unrealized Appreciation (Depreciation) on securities held at December 31, 2020 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers into or out of Level 3 can be attributed to changes in the availability of pricing sources and/or in the observability of significant inputs used to measure the fair value of those instruments.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 12/31/2020	Valuation Techniques	Unobservable Input	Unobservable Input Values (Weighted Average)+	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$9,270,244	Market Comparables	Market Quotes	$92.59 - $92.82 ($92.72)	Significant changes in the market quotes would have resulted in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	$187,560	Market Comparables	Yields	38.01% (38.01%)	Increase in the yields would have resulted in the decrease in the fair value of the security

+ Unobservable inputs were weighted by the relative fair value of the instruments.